Financing Liability	6 Months Ended
Jun. 30, 2026
Financing Liability [Abstract]
FINANCING LIABILITY

8. FINANCING LIABILITY

In January 2026, the Company entered into an insurance premium financing agreement for $333,105, with a term of 10 months and an annual interest rate of 8.75%. The Company made a down payment of $66,621 and is required to make monthly principal and interest payments of $27,729 over the term of the agreement, which matures in December 2026. As of June 30, 2026, related prepaid insurance of $206,340 is included in prepaid expenses and the remaining financing liability of $162,208 is reflected as financing liability on the accompanying condensed consolidated balance sheet. The Company paid $4,696 and $6,639 of interest expense related to this financing liability for the three and six months ended June 30, 2026, respectively.